Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Fair Value of Assets Acquired and Liabilities Assumed Have Been Adjusted Retrospective to the Date of Acquisition [Abstract]
Summary of Purchase Price Allocations

The table below presents the purchase price allocation based on the best information available to the Group to date :

Identifiable assets acquired and liabilities assumed	Note	December 31, 2022*
Cash and cash equivalents		863
Trade and other receivables		28,231
Inventoried supplies and prepaid expenses		2,179
Property and equipment	9	70,959
Right-of-use assets	10	28,269
Intangible assets	11	45,740
Other assets		368
Trade and other payables		(10,327)
Income tax payable		(1,465)
Provisions	17	(280)
Lease liabilities	15	(28,269)
Deferred tax liabilities	1 8	(13,848)
Total identifiable net assets		122,420
Total consideration transferred		181,608
Goodwill	11	59,188
Cash		159,114
Contingent consideration		22,494
Total consideration transferred		181,608
* Includes non-material adjustments to prior year’s acquisitions

The table below presents the purchase price allocation as at December 31, 2021:

Identifiable assets acquired and liabilities assumed		UPS Freight
	Note	(reassessed - see note 5d))*	Others**	December 31, 2021
Cash and cash equivalents		6	11,570	11,576
Trade and other receivables		328,468	23,806	352,274
Inventoried supplies and prepaid expenses		26,643	3,500	30,143
Property and equipment	9	1,309,465	86,872	1,396,337
Right-of-use assets	10	100,971	10,619	111,590
Intangible assets	11	18,856	25,914	44,770
Other assets		8,133	65	8,198
Trade and other payables		(209,474)	(14,470)	(223,944)
Income tax payable		-	(2,668)	(2,668)
Employee benefits		(65,849)	-	(65,849)
Provisions	17	(74,867)	(222)	(75,089)
Other non-current liabilities		(56)	(6)	(62)
Long-term debt	14	-	(3,484)	(3,484)
Lease liabilities	15	(100,971)	(10,619)	(111,590)
Deferred tax liabilities	1 8	(193,125)	(17,785)	(210,910)
Total identifiable net assets		1,148,200	113,092	1,261,292
Total consideration transferred		864,607	162,313	1,026,920
Goodwill	1 1	-	49,221	49,221
Bargain purchase gain		(283,593)	-	(283,593)
Cash		864,607	155,100	1,019,707
Contingent consideration		-	7,213	7,213
Total consideration transferred		864,607	162,313	1,026,920
* Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))
* *Includes non-material adjustments to prior year’s acquisitions

Disclosure of Valuation Techniques Used For Measuring The Fair Value Of Material Assets Acquired Regarding UPS Freight
The valuation techniques used for measuring the fair value of land and buildings ($859.2 million) and customer relationships ($12.0 million) acquired regarding UPS Freight were as follows:

Assets acquired	Valuation technique	Key inputs
Land and buildings
Market comparison technique and cost technique
	: The valuation model considers market prices for comparable sites, when available, and considers depreciated replacement cost, which reflects adjustments for physical deterioration, when appropriate.	- Market prices for comparable sites - Average rebuild cost
Customer relationships
Excess earnings method:
	The valuation model considers the present value of net cash flows expected to be generated by the customer relationships, by excluding any cash flows related to contributory assets.	- Forecasted revenue attributable to existing customers and relationships - Annual attrition rate - Forecasted operating margin - Discount rate

Disclosure of Goodwill Allocated To Segments Explanatory
The goodwill arising in the business combinations has been allocated to operating segments as indicated in the table below, which represents the lowest level at which goodwill is monitored internally.

Operating segment	Reportable segment	December 31, 2022*	December 31, 2021*
Canadian Less-Than-Truckload	Less-Than-Truckload	-	(225)
Canadian Truckload	Truckload	811	4,079
Specialized Truckload	Truckload	35,865	42,546
U.S. Truckload	Truckload	-	2,846
Logistics	Logistics	22,512	(25)
		59,188	49,221
* Includes non-material adjustments to prior year’s acquisitions

Disclosure of information about fair value of assets acquired and liabilities assumed have been adjusted retrospective to the date of acquisition explanatory
As a result a final bargain purchase gain in the amount of $283.6 million was recognized in the statement of income for the year ended
December 31, 2021.

	Dec. 31, 2021 Provisional fair value	Q2-2022 Measurement period adjustments	Final reassessed fair value

Cash and cash equivalents	6	-	6
Trade and other receivables	328,468	-	328,468
Inventoried supplies and prepaid expenses	26,643	-	26,643
Property and equipment	1,186,198	123,267	1,309,465
Right-of-use assets	100,971	-	100,971
Intangible assets	18,856	-	18,856
Other assets	860	7,273	8,133
Trade and other payables	(208,928)	(546)	(209,474)
Income tax payable	302	(302)	-
Employee benefits	(65,849)	-	(65,849)
Provisions	(50,352)	(24,515)	(74,867)
Other non-current liabilities	(56)	-	(56)
Lease liabilities	(100,971)	-	(100,971)
Deferred tax liabilities	(177,992)	(15,133)	(193,125)
Total identifiable net assets	1,058,156	90,044	1,148,200
Total consideration transferred	864,607	-	864,607
Bargain purchase gain	(193,549)	(90,044)	(283,593)
Total consideration transferred	864,607	-	864,607